Basis of Preparation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance
Statement of compliance:
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The consolidated financial statements were authorized for issuance by our Board of Directors on March 10, 2022.

Functional and presentation currency
Functional and presentation currency:
The consolidated financial statements are presented in United States (U.S.) dollars, which is also Celestica's functional currency. Unless otherwise noted, all financial information is presented in millions of U.S. dollars (except percentages and per share amounts).

Use of estimates and judgments
Use of estimates and judgments:
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, revenue and expenses, and related disclosures with respect to contingent assets and liabilities. We base our judgments, estimates and assumptions on current facts (including, in recent periods, the prolonged impact of coronavirus disease 2019 and related mutations (COVID-19) and materials constraints), historical experience and various other factors that we believe are reasonable under the circumstances. The economic environment also impacts certain estimates and discount rates necessary to prepare our consolidated financial statements, including significant estimates and discount rates applicable to the determination of the recoverable amounts used in the impairment testing of our non-financial assets. Our assessment of these factors forms the basis for our judgments on the carrying values of our assets and liabilities, and the accrual of our costs and expenses. Actual results could differ materially from our estimates and assumptions. We review our estimates and underlying assumptions on an ongoing basis and make revisions as determined necessary by management. Revisions are recognized in the period in which the estimates are revised and may also impact future periods.
     Our review of the estimates, judgments and assumptions used in the preparation of our financial statements for 2021 included those relating to, among others: our determination of the timing of revenue recognition, the determination of whether indicators of impairment existed for our assets and cash generating units (CGUs1), our measurement of deferred tax assets and liabilities, our estimated inventory provisions and expected credit losses, customer creditworthiness, and the determination of the fair value of assets acquired and liabilities assumed in connection with a business combination. Any revisions to estimates, judgments or assumptions may result in, among other things, write-downs or impairments to our assets or CGUs, and/or adjustments to the carrying amount of our accounts receivable (A/R) and/or inventories, or to the valuation of our deferred tax assets and/or pension obligations, any of which could have a material impact on our financial performance and financial condition.
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1 CGUs are the smallest identifiable group of assets that cannot be tested individually and generate cash inflows that are largely independent of those of other assets or groups of assets, and can be comprised of a single site, a group of sites, or a line of business.

Key sources of estimation uncertainty and judgment: We have applied significant estimates, judgments and assumptions in the following areas which we believe could have a significant impact on our reported results and financial position: our determination of the timing of revenue recognition; whether events or changes in circumstances are indicators that an impairment review of our assets or CGUs should be conducted; the measurement of our CGUs' recoverable amounts, which includes estimating future growth, profitability, and discount and terminal growth rates; and the allocation of the purchase price and other valuations related to our business acquisitions.

    We describe our use of judgment and estimation uncertainties in greater detail in the accounting policies described under “Significant Accounting Policies” below.

Recently issued accounting standards and amendments
Recently issued accounting standards and amendments:

Interest Rate Benchmark Reform (Amendments to IFRS 9 (Financial Instruments), IAS 39 (Financial Instruments: Recognition and Measurement) and IFRS 7 (Financial Instruments: Disclosures):
In September 2019, the IASB issued amendments to IFRS 9, IAS 39, and IFRS 7, effective January 1, 2020, representing phase one of its response to the effects of the Interbank Offered Rates (IBOR) reform on financial reporting. These amendments allow entities to assume that the interest rate benchmark on which hedged cash flows and hedged risk are based, and the interest rate benchmark on which the cash flows of the hedging instrument are based, are not altered as a result of IBOR reform. The amendments provide temporary relief that allows hedge accounting to continue, and any hedge ineffectiveness to continue to be recorded in the income statement, during the period of uncertainty before the replacement of existing interest rate benchmarks. The amendments apply to all hedging relationships that are directly affected by IBOR reform, and application of the relief is mandatory. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. The relief will cease to apply when the uncertainty arising from IBOR reform is no longer present. On January 1, 2020, and in accordance with applicable transition provisions, we adopted the amendments retrospectively to hedging relationships that existed at the start of the reporting period or were designated thereafter, and we continue to apply hedge accounting to the amount in accumulated other comprehensive income (loss) (OCI) with respect to our interest rate swap cash flow hedges. The amendments also contain specific disclosure requirements for hedging relationships to which the relief is applied. See note 20(b) for disclosure of interest rate risks related to IBOR reform. The amendments did not have a significant impact on our disclosures or the amounts reported in our consolidated financial statements for the year ended December 31, 2020.

In August 2020, the IASB issued Interest Rate Benchmark Reform-Phase 2, which amends IFRS 9, IAS 39, IFRS 4, Insurance Contracts, IFRS 7, and IFRS 16, Leases. The amendments complement those issued in 2019 and focus on the effects on financial statements when a company replaces a previous interest rate benchmark with an alternative benchmark rate as a result of IBOR reform. We adopted the Phase 2 amendments as of January 1, 2021. The adoption of the Phase 2 amendments had no significant impact on our consolidated financial statements for the year ended December 31, 2021. See note 20 for further detail. We will continue to monitor relevant developments and will evaluate the impact of the Phase 2 amendments on our consolidated financial statements as IBOR reform progresses.

Initial adoption and application of IFRS 16, Leases:
Effective January 1, 2019, we adopted IFRS 16, Leases, which brought most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. IFRS 16 superseded IAS 17, Leases, and related interpretations. In connection therewith, as of such date, we recognize right-of-use (ROU) assets and related lease obligations as of the applicable lease commencement date. In adopting this standard, we applied the modified retrospective approach, permitting us to recognize the cumulative effect of such adoption as an adjustment to our opening balance sheet as of January 1, 2019, without restatement of prior period comparative information. In connection therewith, we recognized ROU assets of $111.5 and related lease obligations of $112.0, and reduced our accrued liabilities by $0.5 on our consolidated balance sheet as of January 1, 2019. There was no net impact on our deficit as of January 1, 2019. We discounted our lease payments using a weighted-average rate of 4.7% as of January 1, 2019. In computing the initial adjustment, we elected to apply the practical expedients available under IFRS 16, and accordingly expense the costs of low-value and short-term leases in our consolidated statement of operations on a straight-line basis over the lease term. The amortization of the ROU assets is recognized as a depreciation charge, and the interest expense on the related lease obligations is recognized as finance costs in our consolidated statement of operations. Prior to the adoption of IFRS 16, we recognized operating lease expenses on a straight-line basis over the lease term generally in cost of sales or SG&A in our consolidated statement of operations. There were no changes to our finance leases required by the adoption of IFRS 16, which we continue to capitalize at their commencement (included in property, plant and equipment on our consolidated balance sheet), and include the corresponding liability, net of finance costs, on our consolidated balance sheet (see note 11).
Basis of measurement	Basis of measurement:These consolidated financial statements have been prepared primarily on the historical cost basis. Other measurement bases, where used, are described in the applicable notes.
Basis of consolidation	Basis of consolidation:These consolidated financial statements include our direct and indirect subsidiaries, all of which are wholly-owned. Any subsidiaries that are formed or acquired during the year are consolidated from their respective dates of formation or acquisition. Inter-company transactions and balances are eliminated on consolidation.
Business combinations	Business combinations:We use the acquisition method to account for any business combinations. All identifiable assets and liabilities are recorded at fair value on our consolidated balance sheet as of the acquisition date. Any goodwill that arises from business combinations is tested annually for impairment (see note 2(j)). Potential obligations for contingent consideration and other contingencies are also recorded at fair value on our consolidated balance sheet as of the acquisition date. We record subsequent changes in the fair value of such potential obligations from the date of acquisition to the settlement date in our consolidated statement of operations. We expense integration costs (for the establishment of business processes, infrastructure and information systems for acquired operations) and acquisition-related consulting and transaction costs as incurred in our consolidated statement of operations. We use judgment to determine the estimates used to value identifiable assets and liabilities, and the fair value of potential obligations, if applicable, at the acquisition date. We may engage third parties to determine the fair value of certain inventory, property, plant and equipment and intangible assets. We use estimates to determine cash flow projections, including the period of expected future benefit, and future growth and discount rates, among other factors, to value intangible assets and contingent consideration. The fair value of acquired tangible assets are measured by applying the market, cost or replacement cost, or the income approach (using discounted cash flows and forecasts by management), as appropriate. The fair value of acquired intangible assets are measured by applying the income approach using a discounted cash flow model and forecasts based on management's estimates and assumptions.
Foreign currency translation	Foreign currency translation:
The majority of our subsidiaries have a U.S. dollar functional currency, which represents the currency of the primary economic environment in which they operate. For these subsidiaries, we translate monetary assets and liabilities denominated in foreign currencies into U.S. dollars at the period-end exchange rates. We translate non-monetary assets and liabilities denominated in foreign currencies into U.S. dollars at historic rates, and we translate revenue and expenses into U.S. dollars at the average exchange rates prevailing during the month of the transaction. Exchange gains and losses also arise on the settlement of foreign-currency denominated transactions. We recognize foreign currency differences arising on translation in our consolidated statement of operations.
Upon consolidation, for our subsidiaries with a non-U.S. dollar functional currency, we translate assets and liabilities denominated in foreign currencies into U.S. dollars using the period-end exchange rates, and we translate revenue and expenses into U.S. dollars at the average exchange rates prevailing during the month of the transaction. We defer gains and losses arising from the translation of these operations in the foreign currency translation account included in accumulated OCI. For the purposes of foreign currency translation of transactions at our subsidiaries with a non-U.S. dollar functional currency, we translate foreign currency transactions into the relevant non-U.S. dollar functional currency using the exchange rate prevailing during the month of the transaction for revenues and expenses or the exchange rate as at period end for the translation of these foreign currency denominated monetary assets and liabilities, and such gains and losses arising from these translations are recorded in the statement of operations in their non-U.S. dollar functional currency before translation into U.S. dollar for consolidation purposes.

Cash and cash equivalents	Cash and cash equivalents:Cash and cash equivalents include cash on account and short-term investments with original maturities of three months or less. Cash and cash equivalents are classified as financial assets measured at fair value through profit or loss (see paragraph (o) below). These instruments are subject to an insignificant risk of change in fair value over their terms and, as a result, we carry cash and cash equivalents at cost.
Inventories	Inventories:We procure inventory and manufacture products based on specific customer orders and forecasts, and value our inventory on a first-in, first-out basis at the lower of cost and net realizable value. The cost of our finished goods and work in progress includes direct materials, labor and overhead. We may require valuation adjustments if actual market conditions or demand for our customers' products or services are less favorable than originally projected. The determination of net realizable value involves significant management judgment and estimation. When estimating the net realizable value of our inventory, we consider factors such as shrinkage, the aging of and future demand for the inventory, and contractual arrangements with customers. We attempt to utilize excess inventory in other products we manufacture or return such inventory to the relevant suppliers or customers. We use future sales volume forecasts to estimate excess inventory on-hand. A change to these assumptions may impact our inventory valuation and our gross margins. We adjust previous write-downs in our consolidated statement of operations in the period a change in estimate occurs.
Property, plant and equipment	Property, plant and equipment:
We carry property, plant and equipment at cost less accumulated depreciation and accumulated impairment losses. Cost consists of expenditures directly attributable to the acquisition or construction of the asset, and costs directly attributable to bringing the asset to the condition necessary for its intended use. We capitalize the cost of an asset when the economic benefits associated with that asset are probable and when the cost can be measured reliably. We capitalize the costs of major renovations and we write-off the carrying amount of replaced assets. We expense all other maintenance and repair costs in our consolidated statement of operations as incurred. We do not depreciate land. We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or if shorter, term of lease
Machinery and equipment	3 to 15 years
We estimate the useful life of property, plant and equipment based on the nature of the asset, historical experience, expected changes in technology, and the expected duration of related customer programs. When major components of an asset have a significantly different useful life than their primary asset, the components are accounted for and depreciated separately. We review our estimates of residual values, useful lives and the methods of depreciation annually at year end and, if required, adjust them prospectively. We determine gains and losses on the disposal or retirement of property, plant and equipment by comparing the proceeds from disposal with the carrying amount of the asset and we recognize these gains and losses in our consolidated statement of operations in the period of disposal or retirement. Also see note 2(j).

Leases	Leases:We are the lessee of property, plant and equipment, primarily buildings and machinery. At the inception of a contract, we assess whether an arrangement is, or contains, a lease in accordance with IFRS 16. Where we determine there is a lease under IFRS 16, we recognize an ROU asset (representing our right to use such leased asset) and a related lease obligation on the applicable lease commencement date. An ROU asset is first measured based on the initial amount of the related lease obligation, subject to certain adjustments, if any, and then subsequently measured at such cost less accumulated depreciation and accumulated impairment losses (see note 2(j)). Depreciation expense on an ROU asset is recorded on a straight-line basis over the lease term in cost of sales or SG&A in our consolidated statement of operations, primarily based on the nature and use of the asset. The lease obligation is initially measured at the present value of the unpaid lease payments on the commencement date, discounted using the interest rate implicit in the lease (if readily determinable) or otherwise on our incremental borrowing rate (taking country-specific risks into consideration) on the lease commencement date. We generally use our incremental borrowing rate as the discount rate. The interest expense on the related lease obligation is recognized as finance costs in our consolidated statement of operations. The lease obligation is remeasured when there are adjustments to future lease payments arising from a change in applicable indices or rates, changes in the estimated amount expected to be payable under a residual value guarantee, or if we change our assessments of whether we will exercise an applicable purchase, extension or termination option. Upon any such remeasurement, a corresponding adjustment is made to the carrying amount of the related ROU asset, or is recorded in our consolidated statement of operations if the carrying amount of such ROU asset has been impaired.We expense the costs of low-value and short-term leases in our consolidated statement of operations on a straight-line basis over the lease term.
Goodwill and intangible assets	Goodwill and intangible assets:
Goodwill:
We initially record goodwill related to business acquisitions on our consolidated balance sheet in the amount of the excess of the fair value of the aggregate consideration paid or payable (including the estimated fair value of any contingent consideration) over the fair value of the identifiable net assets acquired. In subsequent reporting periods, we measure goodwill at cost less accumulated impairment losses, if any. We do not amortize goodwill. For purposes of impairment testing, we allocate goodwill to the CGU, or group of CGUs, that we expect will benefit from the related acquisition. See note 2(j).
Intangible assets:
We record acquired intangible assets on our consolidated balance sheet at fair value on the date of acquisition. We capitalize acquired intangible assets when the economic benefits associated with the asset are probable and when the cost can be measured reliably. We estimate the useful life of acquired intangible assets based on the nature of the asset, historical experience and the projected period of expected future economic benefits to be provided by the asset. In subsequent reporting periods, we measure such intangible assets at cost less accumulated amortization and accumulated impairment losses, if any. We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years
Intellectual property assets consist primarily of certain acquired non-patented intellectual property and process technology. Other intangible assets consist primarily of customer relationships and contract intangibles. Computer software assets consist primarily of software licenses. We review our estimates of residual values, useful lives and the methods of amortization annually at year end and, if required, adjust for these prospectively. We reflect changes in useful lives on a prospective basis.

Impairment of goodwill, intangible assets, property, plant and equipment, and ROU assets	Impairment of goodwill, intangible assets, property, plant and equipment, and ROU assets:
We review the carrying amount of goodwill, intangible assets, property, plant and equipment, and ROU assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets, or the related CGU or CGUs, may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. In addition to an assessment of triggering events during the year, we conduct an annual impairment assessment of CGUs with goodwill in the fourth quarter of each year to correspond with our annual planning cycle (Annual Impairment Assessment). Judgment is required in the determination of: (i) our CGUs, which includes an assessment of whether the relevant asset, or group of assets, largely generates independent cash inflows, and an evaluation of how management monitors the business operations pertaining to such asset, or asset group; and (ii) whether events or changes in circumstances during the year are indicators that a review for impairment should be conducted.
We recognize an impairment loss when the carrying amount of an asset, CGU or group of CGUs exceeds its recoverable amount. The recoverable amount of an asset, CGU or group of CGUs is measured as the greater of its expected value-in-use and its estimated fair value less costs of disposal. Determining the recoverable amount is subjective and requires management to exercise significant judgment in estimating future growth, profitability, discount and terminal growth rates, and in projecting future cash flows, among other factors. Determination of our expected value-in-use is based on a discounted cash flow analysis of the relevant asset, CGU or group of CGUs. Determining estimated fair value less costs of disposal requires valuations and use of appraisals. Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows. Where applicable, we engage independent brokers to obtain market prices to estimate our real property and other asset values. We recognize impairment losses in our consolidated statement of operations. If it is determined that an impairment exists, we first allocate the impairment losses to the relevant CGU (or group of CGUs) to reduce the carrying amount of its (or their) goodwill, if any. If the goodwill is reduced to nil and the impairment losses have not been fully allocated, we then reduce the carrying amount of other assets in such CGU (or group of CGUs), generally on a pro-rata basis, until the impairment losses have been recognized in full. See notes 6, 7, and 8.
We do not reverse impairment losses for goodwill in future periods. We reverse impairment losses for property, plant and equipment, ROU assets and intangible assets if the events or conditions that resulted in such losses in prior periods no longer exist or have decreased as a result of changes in circumstances. At each reporting date, we review for indicators that could change the estimates we used to determine the recoverable amount of the relevant assets. The amount of the reversal will be limited to the carrying amount that would have been determined, net of depreciation or amortization, had we recognized no impairment loss in prior periods.

Provisions	Provisions:
We recognize a provision for legal or constructive obligations arising from past events when the amount can be reliably estimated and it is probable that an outflow of resources will be required to settle an obligation. The nature and type of provisions vary and management judgment is required to determine the extent of an obligation and whether the outflow of resources is probable. At the end of each reporting period, we evaluate the appropriateness of the remaining balances. We may be required to adjust recorded amounts to reflect actual experience or changes in estimates in future periods.
Restructuring:
We incur restructuring charges relating to workforce reductions, site consolidations, and costs associated with businesses we are downsizing or exiting. Our restructuring charges include employee severance and benefit costs, consultant costs, gains, losses or impairments related to owned sites and equipment we no longer use and which are available for sale, impairment of related intangible assets, and costs or impairments related to leased sites and equipment we no longer use.
The recognition of restructuring charges requires management to make certain judgments and estimates regarding the nature, timing and amounts associated with our restructuring actions. Our assumptions include the timing of employee terminations, the measurement of termination costs, any anticipated sublease recoveries from exited sites, the timing of dispositions, and the estimated fair values less costs of disposal for assets we no longer use and which are available for sale. We develop detailed plans and record termination costs in the period that employees are informed of their termination. For owned sites and equipment that are no longer in use and are available for sale, we recognize an impairment loss based on their estimated fair value less costs of disposal, with estimated fair value based on market prices for similar assets. We may engage third parties to assist in the determination of the estimated fair values less costs of disposal for these assets. For leased sites that we intend to exit in connection with restructuring activities, we assess the recoverability of our ROU assets, and write down such assets (recorded as restructuring charges) if the carrying value exceeds any estimated sublease recoveries. To estimate future sublease recoveries, we may engage independent brokers to determine the estimated tenant rents we can expect to realize. At the end of each reporting period, we evaluate the appropriateness of our restructuring charges and balances. We may be required to adjust recorded amounts to reflect actual experience or changes in estimates for future periods. See note 15(a).
Legal and other contingencies:
In the normal course of our operations, we may be subject to lawsuits, investigations and other claims, including, but not limited to, environmental, labor, product, customer disputes, and other matters. The filing of a suit or formal assertion of a claim does not automatically trigger a requirement to record a provision. We record a provision for loss contingencies, including legal claims, based on management’s estimate of the probable outcome. Judgment is required when there is a range of possible outcomes. Management considers the degree of probability of the outcome and the ability to make a reasonable estimate of the loss. We may also use third party advisors in making our determination. The ultimate outcome, including the amount and timing of any payments required, may vary significantly from our original estimates. Potential material legal and other material contingent obligations that have not been recognized as provisions, as the outcome is remote or not probable, or the amount cannot be reliably estimated, are disclosed as contingent liabilities. See note 24.
Warranty:
We offer product and service warranties to our customers. We record a provision for future warranty costs based on management’s estimate of probable claims under these warranties. In determining the amount of the provision, we consider several factors including the terms of the warranty (which vary by customer, product or service), the current volume of products sold or services rendered during the warranty period, and historical warranty information. We review and adjust these estimates as necessary to reflect our experience and new information. The amount and aging of our provision will vary depending on various factors including the length of the warranty offered, the remaining life of the warranty and the extent and timing of warranty claims. We classify the portion of our warranty provision for which payment is expected in the next 12 months as current, and the remainder as non-current.

Employee benefits	Employee benefits:
Pension and non-pension post-employment benefits:
We classify pension and non-pension post-employment benefits as either defined contribution plans or defined benefit plans.
Under defined contribution plans, our obligation is to make a fixed contribution to a separate entity. The related investment risk is borne by the employee. We recognize our obligations to make contributions to defined contribution plans as an employee benefit expense in our consolidated statement of operations in the period the employee services are rendered.
Under defined benefit plans, our obligation is to provide an agreed-upon benefit to specified plan participants. We remain exposed to both actuarial and investment risks with respect to defined benefit plans. Our obligation is actuarially determined using the projected unit credit method, based on service and management’s estimates. Actuarial valuations require management to make judgments and estimates relating to salary escalation, compensation levels at the time of retirement, retirement ages, the discount rate used in measuring the net interest on the net defined benefit asset or liability, and expected healthcare costs (as applicable). These actuarial assumptions could change from period-to-period and actual results could differ materially from the estimates originally made by management. We evaluate our assumptions on a regular basis, taking into consideration current market conditions and historical data. Market-driven changes may affect the actual rate of return on plan assets compared to our assumptions, as well as our discount rates and other variables which could cause actual results to differ materially from our estimates. Changes in assumptions could impact our defined benefit pension plan valuations and our future defined benefit pension expense and required funding.
Our obligation for each defined benefit plan consists of the present value of the defined benefit obligation less the fair value of plan assets, and is presented on a net basis on our consolidated balance sheet. When the actuarial calculation results in a benefit, the asset we recognize is restricted to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, we also consider any minimum funding requirements that apply to the plan. An economic benefit is available if it is realizable during the life of the plan, or on settlement of the plan liabilities.
We recognize past service costs or credits arising from plan amendments, whether vested or unvested, immediately in our consolidated statement of operations. We determine the net interest expense (income) on the net defined benefit liability (asset) for each year by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the net defined benefit liability (asset) position, taking into account any changes in the net defined benefit liability (asset) during the year as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in our consolidated statement of operations. The difference between the interest income on plan assets and the actual net return on plan assets is included in the re-measurement of the net defined benefit liability (asset). We recognize actuarial gains and losses on plan assets or obligations, as well as any year-over-year change in the impairment of the balance sheet position in OCI and we reclassify the amounts to deficit. Curtailment gains or losses may arise from significant changes to a plan. We record curtailment gains or losses in our consolidated statement of operations when the curtailment occurs.
To mitigate the actuarial and investment risks of our defined benefit pension plans, we from time to time purchase annuities (using existing plan assets) from third party insurance companies for certain, or all, plan participants. The purchase of annuities by the pension plan substantially hedges the financial risks associated with the related pension obligations. Where the annuities are purchased on behalf of, and held by the pension plan, the relevant employer retains the ultimate responsibility for the payment of benefits to plan participants, and we retain the pension assets and liabilities on our consolidated balance sheet. Our annuity purchases have resulted (and future annuity purchases may result) in losses, due to a reduction in the value of the plan assets relative to plan obligations as of the date of the annuity purchase. We record these non-cash losses in OCI on our consolidated balance sheet and simultaneously reclassify such amounts to deficit in the same period. Alternatively, where we purchase annuities from insurance companies on behalf of applicable plan participants with the intention of winding-up the relevant plan in the future (with the expectation of transferring the annuities to the individual plan members), the insurance company assumes responsibility for the payment of benefits to the relevant plan participants once the wind-up is complete. In this case, settlement accounting is applied to the purchase of the annuities and the loss (if any) is recorded in other charges in our consolidated statement of operations. In addition, both the pension assets and liabilities will be removed from our consolidated balance sheet once the wind-up of the plan is complete.

Stock-based compensation (SBC)
Stock-based compensation (SBC):
We generally grant restricted share units (RSUs) and performance share units (PSUs), and from time to time grant stock options, to employees under our SBC plans. Stock options and RSUs vest in installments over the vesting period. Stock options generally vest one-quarter per year over a four-year period, and RSUs generally vest one-third per year over a three-year period. We treat each installment under a grant of stock options and RSUs as a separate grant in determining the compensation expense. PSUs vest at the end of their respective terms, generally three years from the grant date, to the extent that specified performance conditions have been met.
Stock options:
Stock options are exercisable for SVS. We recognize the grant date fair value of stock options granted to employees as compensation expense in our consolidated statement of operations, with a corresponding charge to contributed surplus on our consolidated balance sheet, over the vesting period. We adjust compensation expense to reflect the estimated number of options we expect to vest at the end of the vesting period. When options are exercised, we credit the proceeds to capital stock on our consolidated balance sheet. We measure the fair value of stock options using the Black-Scholes option pricing model. Measurement inputs include the price of our SVS on the grant date, the exercise price of the stock option, and our estimates of the following: expected price volatility of our SVS (based on weighted average historic volatility), weighted average expected life of the stock option (based on historical experience and general option-holder behavior), and the risk-free interest rate.
RSUs:
The cost we record for RSUs is based on the market value of our SVS at the time of grant. We amortize the cost of RSUs to compensation expense in our consolidated statement of operations, with a corresponding charge to contributed surplus on our consolidated balance sheet, over the vesting period. Unless a grantee has been authorized, and elects, to settle RSUs in cash, we intend to settle these awards with SVS purchased in the open market by a broker, or issued from treasury.
PSUs:
The number of PSUs that will actually vest varies from 0% to 200% of a target amount granted, based on the level of achievement of a pre-determined non-market performance measurement in the final year of the three-year performance period, subject to modification by each of a separate pre-determined non-market financial target, and our relative total shareholder return (TSR), a market performance condition, compared to a pre-defined group of companies over the three-year performance period. The cost we record for PSUs is based on our estimate of the outcome of the applicable performance conditions. The grant date fair value of the non-TSR-based performance measurement and modifier is based on the market value of our SVS at the time of grant and is subject to adjustment in subsequent periods to reflect changes in the estimated level of achievement related to the applicable performance condition. The grant date fair value of the TSR modifier is based on a Monte Carlo simulation model. We recognize compensation expense in our consolidated statement of operations on a straight-line basis over the requisite service period and we reduce this expense for the estimated PSU awards that are not expected to vest because the employment conditions are not expected to be satisfied. Unless a grantee has been authorized, and elects, to settle PSUs in cash, we intend to settle these awards with SVS purchased in the open market by a broker or issued from treasury.

Deferred Share Units (DSUs):
    The compensation of our Board of Directors is comprised of annual Board and Board Chair retainer fees, annual standing Board committee Chair retainer fees (where applicable), and travel fees (collectively, Annual Fees) payable in quarterly installments in arrears.* Directors must elect to receive 0%, 25% or 50% of their Annual Fees in cash, with the balance in DSUs, until such director satisfies the requirements of the Company's Director Share Ownership Guidelines. Once a director has satisfied such requirements, the director may then elect to receive 0%, 25% or 50% of their Annual Fees in cash, with the balance either in DSUs or in RSUs (if no election is made, 100% of such director's Annual Fees will be paid in DSUs). The number of DSUs or RSUs we grant is determined by dividing the elected percentage of the dollar value of the Annual Fees earned in the quarter by the closing price of our SVS on the NYSE on the last business day of such quarter (in the case of DSUs) or the trading day preceding the date of grant (in the case of RSUs). Each DSU represents the right to receive one SVS or an equivalent value in cash after the individual ceases to serve as a director, and is neither an employee of the Company, nor a director or employee of any corporation that does not deal at arm's length with the Company (Retires). DSUs granted prior to January 1, 2007 may be settled with SVS issued from treasury or purchased in the open market, or with cash (at the discretion of the Company). DSUs granted after January 1, 2007 may only be settled with SVS purchased in the open market, or with cash (at the discretion of the Company). RSUs granted to directors vest ratably over a three-year period and are governed by the terms of our Long-Term Incentive Plan (LTIP). Each vested RSU entitles the holder thereof to one SVS; however, if permitted by the Company under the terms of the grant, a director may elect to receive a payment of cash in lieu of SVS. Unvested RSUs vest immediately on the date the director Retires. We expense the cost of director compensation through SG&A in our consolidated statement of operations in the period the services are rendered.
* Mr. Popatia is an officer of Onex Corporation (Onex) and does not receive compensation as a director of the Company; however, Onex receives compensation for providing his services as a director, payable in DSUs in equal quarterly installments in arrears. See note 17.

Deferred financing costs	Deferred financing costs:Deferred financing costs consist of costs relating to the establishment or amendment of our credit facility (including in connection with subsequent security arrangements). We defer financing costs related to our revolving facility as other assets on our consolidated balance sheet, and amortize these costs in our consolidated statement of operations on a straight-line basis over the term of the revolving facility (or the remainder of the term for amendments or subsequent security arrangements). We record financing costs relating to the issuance of our term loans as a reduction to the cost of the related debt (see note 11), which we amortize in our consolidated statement of operations using the effective interest rate method over the term of the related debt or when the debt is retired, if earlier.
Income taxes	Income taxes:
Our income tax expense for a reporting period is comprised of current and deferred income taxes. Current income taxes and deferred income taxes are recognized in our consolidated statement of operations, except to the extent that they relate to items recognized in OCI or directly in equity, in which case they are recognized in OCI or directly in equity, respectively.
In the ordinary course of business, there are many transactions for which the ultimate tax outcome is uncertain until we resolve it with the relevant tax authority, which may take many years. The final tax outcome of these matters may be different from the estimates management originally made in determining our tax provision. Management periodically evaluates the positions taken in our tax returns where applicable tax rules are subject to interpretation. We establish provisions related to tax uncertainties where appropriate, based on our estimate of the amount that ultimately will be paid to or received from the tax authorities. We recognize accrued interest and penalties relating to tax uncertainties in current income tax expense. The various judgments and estimates used by management in establishing provisions related to tax uncertainties can significantly affect the amounts we recognize in our consolidated financial statements.
We use the liability method of accounting for deferred income taxes. Under this method, we recognize deferred income tax assets and liabilities for future income tax consequences attributable to temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases, and on unused tax losses and tax credit carryforwards. We measure deferred income taxes using tax rates and laws that have been enacted or substantively enacted at the reporting date and that we expect will apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. We recognize deferred income tax assets to the extent we believe it is probable, based on management’s estimates, that future taxable profit will be available against which the deductible temporary differences as well as unused tax losses and tax credit carryforwards can be utilized. Estimates of future taxable profit in different tax jurisdictions are an area of estimation uncertainty. We review our deferred income tax assets at each reporting date and reduce them to the extent we determine it is no longer probable that we will realize the related tax benefits. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. We recognize the effect of a change in income tax rates in the period of enactment or substantive enactment.
We do not recognize deferred income taxes if they arise from the initial recognition of goodwill, or for temporary differences arising from the initial recognition of an asset or a liability in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss. We also do not recognize deferred income taxes on temporary differences relating to investments in subsidiaries to the extent we are able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.
During each period, we record current income tax expense or recovery based on taxable income earned or loss incurred in each tax jurisdiction where we operate, and for any adjustments to taxes payable in respect of previous years, using tax laws that are enacted or substantively enacted at the balance sheet date.
Financial assets and financial liabilities	Financial assets and financial liabilities:We recognize financial assets and financial liabilities initially at fair value and subsequently measure these at either fair value or amortized cost based on their classification as described below. Also see note 2(q), “Impairment of financial assets.”
Fair value through profit or loss (FVTPL)	Fair value through profit or loss (FVTPL):Financial assets and any financial liabilities that we purchase or incur, respectively, with the intention of generating earnings in the near term, and derivatives other than cash flow hedges, are classified as FVTPL. This category includes short-term investments in money market funds (if applicable) that we group with cash equivalents, and derivative assets and derivative liabilities that do not qualify for hedge accounting. For investments that we classify as FVTPL, we initially recognize such financial assets on our consolidated balance sheet at fair value, and recognize subsequent changes in our consolidated statement of operations (unless they relate to effective hedging relationships for accounting purposes, in which case the subsequent changes are recorded in OCI). See note 2(p). We expense transaction costs related to financial instruments classified as FVTPL as incurred in our consolidated statement of operations.
Amortized cost	Amortized cost:Financial assets that we hold with the intention of collecting the contractual cash flows (in the form of payment of principal and related interest) are measured at amortized cost, and include our A/R, term deposits and non-customer receivables. We initially recognize the carrying amount of such assets on our consolidated balance sheet at fair value plus directly attributable transaction costs, and subsequently measure these at amortized cost using the effective interest rate method, less any impairment losses.
Other financial liabilities	Financial liabilities that are not classified as FVTPL include our accounts payable (A/P), the majority of our accrued liabilities and certain other provisions, as well as borrowings under our credit facility, including our term loans. We initially recognize the carrying amount of such liabilities on our consolidated balance sheet at fair value plus transaction costs that are directly attributable to the issuance of such liabilities. These financial liabilities are measured at amortized cost subsequent to initial recognition.
Derivatives and hedge accounting	Derivatives and hedge accounting:
    We enter into forward exchange and swap contracts to hedge the cash flow risk associated with firm purchase commitments and forecasted transactions in foreign currencies that we consider to be highly probable, and to hedge foreign-currency denominated balances. We use estimates to forecast future cash flows and the future financial position of net monetary assets or liabilities denominated in foreign currencies. We enter into interest rate swap agreements to mitigate the interest rate risk on a portion of our term loan borrowings. We apply hedge accounting to those hedge relationships that are considered effective. Management assesses the effectiveness of hedges by comparing actual outcomes against our estimates on a regular basis. Subsequent revisions in estimates of future cash flow forecasts, if significant, may result in the discontinuation of hedge accounting for that hedge. We do not enter into derivative contracts for speculative purposes.

At the inception of a hedging relationship, we formally document the relationship between our hedging instrument and the hedged item, as well as our risk management objectives and strategy for undertaking the various hedge transactions. Our process includes linking all derivatives to specific assets and liabilities on our consolidated balance sheet or to specific firm commitments or forecasted transactions. We also formally assess, both at the hedge’s inception and at the end of each quarter, whether the derivatives used in hedged transactions are highly effective in offsetting changes in the cash flows of the hedged items. We record the gain or loss from these forward exchange and swap contracts in the same line item where the underlying exposures are recognized in our consolidated statement of operations.

Forward exchange and swap contracts that are not effective hedges for accounting purposes are marked to market each period, resulting in a gain or loss in our consolidated statement of operations. We measure all derivative contracts at fair value on our consolidated balance sheet. The majority of our derivative assets and liabilities arise from the foreign currency forward and swap contracts and interest rate swaps that we designate as cash flow hedges. In a cash flow hedge, we defer the changes in the fair value of the hedging derivative, to the extent effective, in accumulated OCI until we recognize the hedged item in our consolidated statement of operations. Any cash flow hedge ineffectiveness is recognized in our consolidated statement of operations immediately. For hedging instruments that we discontinue before the end of the original hedge term, we amortize the unrealized hedge gain or loss in accumulated OCI to our consolidated statement of operations over the remaining term of the hedging relationship or when the hedged item is recognized in net income, if this occurs prior to the end of the original term of the hedging relationship. If the hedged item ceases to exist before the end of the original hedge term, we recognize the unrealized hedge gain or loss in accumulated OCI immediately in our consolidated statement of operations. For our current foreign currency forward and swap cash flow hedges, the majority of the underlying expenses we hedge are for inventory, labour and facility costs, which are included in cost of sales in our consolidated statement of operations. For our interest rate swap agreements, the underlying interest expenses that we hedge are included in finance costs in our consolidated statement of operations.

We value our derivative assets and liabilities based on inputs that are either readily available in public markets or derived from information available in public markets. The inputs we use include discount rates, forward exchange rates, interest rate yield curves and volatility, and credit risk adjustments. Changes in these inputs can cause significant volatility in the fair value of our financial instruments.

Impairment of financial assets	Impairment of financial assets:We review financial assets for impairment at each reporting date. Financial assets are deemed to be impaired when objective evidence resulting from one or more events subsequent to the initial recognition of the asset indicates the estimated future cash flows of the asset have decreased. We use a forward-looking expected credit loss (ECL) model in determining our allowance for doubtful accounts as it relates to trade receivables, contract assets (under IFRS 15, Revenue from Contracts with Customers), and other financial assets. Our allowance is based on historical experience, and includes consideration of the aging of the balances, the customer's creditworthiness, current economic conditions, expectation of bankruptcies, and political and economic volatility in the markets/location of our customers, among other factors. We measure an impairment loss as the excess of the carrying amount over the present value of the estimated future cash flows discounted using the financial asset’s original discount rate, and we recognize this loss in our consolidated statement of operations. A financial asset is written-off or written-down to its net realizable value as soon as it is determined to be impaired. We adjust previous write-downs to reflect changes in estimates or actual experience.
Revenue and deferred investment costs	Revenue and deferred investment costs:
We derive the majority of our revenue from the sale of electronic products we manufacture and services we provide to customer specifications. We recognize revenue from the sale of products and services rendered when our performance obligations have been satisfied or when the associated control over the products has passed to the customer and no material uncertainties remain as to the collection of our receivables. Where the products are custom-made to meet a customer's specific requirements, and such customer is obligated to compensate us for the work performed to date, we recognize revenue over time as production progresses to completion, or as services are rendered. We generally estimate revenue for our work in progress based on costs incurred to date plus a reasonable profit margin for eligible products for which we do not have alternative uses. For other contracts that do not qualify for revenue recognition over time, we recognize revenue at the point in time where control is passed to the customer, which is generally upon shipment when no further performance obligation remains except for our standard manufacturing or service warranties. We apply significant estimates, judgment and assumptions in interpreting our customer contracts, determining the timing of revenue recognition and measuring work in progress. As our invoices are typically issued at the time of the delivery of final products to the customers, the earlier recognition of revenue on certain custom-made products has resulted in unbilled contract assets which we include in A/R on our consolidated balance sheet.
We record certain investment costs, comprised of contract acquisition or fulfillment costs, to the extent we consider the recoverability of these costs probable, in other current and non-current assets on our consolidated balance sheet. We subsequently amortize these investment costs over the projected period of expected future economic benefits, or as recoveries are realized, from the new contracts. We monitor these deferred costs for potential impairment on a regular basis.

Government Subsidies	Government subsidies:We receive governmental subsidies, grants and credits (collectively, Subsidies), from time to time related to operating expenditures or equipment purchases. We recognize such Subsidies when there is reasonable assurance that we qualify for, and have complied with the conditions of, the Subsidy, and that the Subsidy will be received. If we receive a Subsidy but cannot reasonably assure that we have complied with its conditions, we will defer recognition of the Subsidy and record a liability on our consolidated balance sheet until the conditions are fulfilled. For Subsidies that relate to operating expenditures, we recognize the Subsidy as a reduction to the expenditure that the Subsidy was intended to offset, in the period the cost is incurred or when the conditions are fulfilled if they were not met when the costs were incurred. For Subsidies that relate to the purchase of equipment, we reduce the cost of the asset in the period the cost is incurred or when the conditions are fulfilled if they were not met when the costs were incurred, and we calculate amortization on the net amount.